Property, Plant and Equipment FEC Resources Inc. (FEC Resources Inc.)	12 Months Ended
Dec. 31, 2011
FEC Resources Inc.
Property, Plant and Equipment

Note 7            Property, Plant and Equipment

Computer Equipment	December 31	December 31	January 1
	2011	2010	2010

Cost
Opening Cost	$13,751	13,751	13,751
Additions	1,792	-	-
Ending Cost	15,543	13,751	13,751

Accumulated Depreciation
Opening Accumulated Depreciation	$(10,377)	(8,888)	(8,888)
Change for the year	(1,617)	(1,489)	-
Ending Accumulated Depreciation	(11,994)	(10,377)	(8,888)

Carrying Value	$3,549	3,374	4,863